Events after reporting period (Details)										1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2025 ft²	Jan. 15, 2025 USD ($) $ / shares	Oct. 16, 2023 USD ($) $ / shares	Jul. 17, 2023 USD ($) $ / shares	Apr. 17, 2023 USD ($) $ / shares	Jan. 15, 2023 USD ($) $ / shares	Oct. 15, 2022 USD ($) $ / shares	Jul. 15, 2022 USD ($) $ / shares	Apr. 15, 2022 USD ($) $ / shares	Jan. 31, 2025 USD ($)	Mar. 31, 2025 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in dollars per share) | $ / shares			$ 0.0182	$ 0.0180	$ 0.0218	$ 0.02086	$ 0.02086	$ 0.02086	$ 0.0207
Dividends paid, ordinary shares			$ 15,076,761	$ 15,076,761	$ 15,076,761	$ 14,358,194	$ 14,358,194	$ 14,358,194	$ 14,358,194
Purchases of investment properties												$ 231,137,856	$ 263,051,665	$ 269,222,961
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in dollars per share) | $ / shares		$ 0.0187
Dividends paid, ordinary shares		$ 16,171,622
Shares granted to be deposited in Trust (in shares) | shares											3,978,481
Major ordinary share transactions | Land reserves | Ciudad Juarez
Disclosure of non-adjusting events after reporting period [line items]
Number of square feet | ft²	4,237,622
Purchases of investment properties										$ 27,437,230